EARNINGS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 11 – EARNINGS PER SHARE

FASB ASC Topic 260, Earnings Per Share, requires a reconciliation of the numerator and denominator of the basic and diluted earnings (loss) per share (EPS) computations.

Basic earnings (loss) per share are computed by dividing net earnings available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. In periods where losses are reported, the weighted-average number of common stock outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive.

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share because the effects were anti-dilutive based on the application of the treasury stock method and because the Company incurred net losses during the period:

	For the Six Months Ended June 30,		For the Three Months Ended June 30,
	2023	2022	2023	2022
Convertible notes payable	18,194,940	6,644,940	18,194,940	6,644,940
Restricted stock units	343,512	-	171,756	11,840,890
Warrants to purchase shares of common stock	-	8,432,288	-	11,840,890
Total potentially dilutive shares	18,538,452	15,077,228	18,366,696	18,485,830

The following table sets forth the computation of basic and diluted net income per share:

	Six Months Ended June 30,		Three Months Ended June 30,
	2023	2022	2023	2022

Net loss attributable to the common stockholders	$(2,064,160)	$(1,344,371)	$(723,124)	$(666,325)

Basic weighted average outstanding shares of common stock	40,911,801	37,295,813	43,331,086	37,295,813
Dilutive effect of options and warrants	-	-	-	-
Diluted weighted average common stock and common stock equivalents	40,911,801	37,295,813	43,331,086	37,295,813

Loss per share:
Basic and diluted	$(0.05)	$(0.04)	$(0.02)	$(0.02)

NOTE 11 – EARNINGS PER SHARE

FASB ASC Topic 260, Earnings Per Share, requires a reconciliation of the numerator and denominator of the basic and diluted earnings (loss) per share (EPS) computations.

Basic earnings (loss) per share are computed by dividing net earnings available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. In periods where losses are reported, the weighted-average number of common stock outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive.

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share because the effects were anti-dilutive based on the application of the treasury stock method and because the Company incurred net losses during the period:

	For the Years Ended December 31,
	2022	2021
Convertible notes payable	11,726,940	5,489,940
Warrants to purchase shares of common stock	15,192,493	7,992,558
Total potentially dilutive shares	26,919,433	13,482,498

The following table sets forth the computation of basic and diluted net income per share:

	Years Ended December 31,
	2022	2021

Net loss attributable to the common stockholders	$(2,929,817)	$(3,004,619)

Basic weighted average outstanding shares of common stock	37,396,591	36,396,594
Dilutive effect of options and warrants	-	-
Diluted weighted average common stock and common stock equivalents	37,396,591	36,396,594

Loss per share:
Basic and diluted	$(0.08)	$(0.08)